Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property And Equipment, Net [Abstract]
Schedule Of Property And Equpment, Net
	December 31,
	2012	2013

Cost:
Computers, manufacturing, peripheral equipment	$90,724	$75,337
Office furniture and equipment	4,566	3.516
Leasehold improvements	2,388	1,435

	97,678	80,288
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	59,536	42,091
Office furniture and equipment	3,081	1,898
Leasehold improvements	1,419	1,054

	64,036	45,043

Depreciated cost	$33,642	$35,245